Capital and Reserves (Details 2) - shares	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Capital And Reserves
Weighted average common shares outstanding	15,959,818	10,041,411	9,530,548
Plus net incremental shares from assumed conversions: warrants	3,205,229	0
Diluted weighted average common shares outstanding	19,165,047	10,041,411	9,530,548